Long-Term Incentive Plans - Summary of Information Regarding Restricted Common Unit Awards (Parenthetical) (Detail) (Restricted Stock [Member], USD $)
In Millions, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate grant date fair value	$ 20.3
Granted, Weighted-Average Grant Date Fair Value Per Unit	$ 19.00
MEMP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate grant date fair value	$ 15.3	$ 9.9	$ 5.2
Granted, Weighted-Average Grant Date Fair Value Per Unit	$ 20.93	$ 18.62	$ 18.08
MEMP [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate grant date fair value, market price range	$ 21.99	$ 18.33	$ 17.14
MEMP [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate grant date fair value, market price range	$ 23.40	$ 20.35	$ 18.58